UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       June 30

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JMM	Nuveen Multi-Market Income Fund Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.3% (98.5% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 106.2% (75.7% of Total Investments)

$1,070	321 Henderson Receivables LLC, Series 2012-1A, 144A	7.140%	2/15/67	A3	$1,134,523
500	321 Henderson Receivables LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	477,362
312	321 Henderson Receivables LLC., Series 2010-1A, 144A	9.310%	7/15/61	Aa1	355,199
442	321 Henderson Receivables Trust Series 2012-2A, 144A	6.770%	10/17/61	A3	458,111
288	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	323,230
750	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	A2	801,110
1,707	American Homes 4 Rent, Series 2015-SFR2, 144A	0.000%	10/17/45	N/R	17
405	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	AA–	434,167
500	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	409,061
37	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	4,112
20	Barclays BCAP LLC Trust, Resecuritized Series 2009-RR14, 144A	6.000%	5/26/37	AAA	20,345
500	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.288%	9/10/28	BBB–	497,482
33	Bayview Financial Acquisition Trust 2003-AA, 144A	6.072%	2/25/33	AAA	32,833
78	Bayview Financial Acquisition Trust Series 2006C	5.852%	11/28/36	Caa3	76,043
86	Bayview Financial Acquisition Trust, Series 2006-C	5.638%	11/28/36	Ba1	87,275
121	Bayview Financial Acquisition Trust, Series 2006-D	5.932%	12/28/36	Aa1	121,675
68	Bayview Financial Acquisition Trust, Series 2007-A	6.205%	5/28/37	AAA	70,217
796	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	A+	804,392
159	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3	5.160%	3/25/33	BB+	161,755
450	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD5, 144A, (1-Month LIBOR reference rate + 0.180% spread), (3)	3.577%	12/15/36	BBB–	450,514
275	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.122%	3/10/48	A–	269,547
500	Commercial Mortgage Pass-Through Certificates, Series 2015-CR24	3.463%	8/10/48	BBB–	397,707
511	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.493%	10/10/48	A–	500,197
500	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 0.300% spread), (3)	4.740%	10/15/34	A–	501,041
500	Commonbond Student Loan Trust, Series 2017-BGC, 144A	4.440%	9/25/42	Baa1	493,408
133	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2003-J3	5.250%	11/25/33	BBB	133,456
164	Countrywide Alternative Loan Trust, Mortgage Pass Through Certificates, Series 2004-J2	6.500%	3/25/34	AA+	169,860
273	Countrywide Asset-Backed Certificates Trust, Series 2004-13	5.603%	5/25/35	Aaa	276,057
33	Credit Suisse Commercial Mortgage Trust 2009-3R, 144A	6.000%	1/27/37	AAA	32,871
178	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates, Series 2006-7	6.000%	8/25/36	Caa3	144,779
515	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.145%	4/25/33	Ba1	511,912
105	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2005-11 6A7	6.000%	12/25/35	D	7,398
160	Credit Suisse First Boston Mortgage Securities, Home Equity Mortgage Pass- Through Certificates, Series 2004-6	5.821%	4/25/35	BB	161,571
649	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	5.698%	12/25/37	AA	664,536
519	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/20/45	BBB	523,434
364	Dominos Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	378,168
762	Driven Brands Funding LLC, HONK 2015-1A, 144A	5.216%	7/20/45	BBB–	783,501
3	Fannie Mae Mortgage Pool, (4)	5.000%	11/01/18	Aaa	2,857
23	Fannie Mae Mortgage Pool, (4)	5.000%	2/01/21	Aaa	23,770
845	Fannie Mae Mortgage Pool, (4)	3.500%	12/01/26	Aaa	862,242
810	Fannie Mae Mortgage Pool, (4)	3.500%	1/01/27	Aaa	826,008
35	Fannie Mae Mortgage Pool, (4)	6.000%	5/01/29	Aaa	39,674
19	Fannie Mae Mortgage Pool, (4)	7.000%	9/01/31	Aaa	20,045
26	Fannie Mae Mortgage Pool, (4)	5.500%	6/01/33	Aaa	28,830
90	Fannie Mae Mortgage Pool, (4)	6.000%	1/01/34	Aaa	100,483
101	Fannie Mae Mortgage Pool, (4)	5.500%	2/01/34	Aaa	111,928
97	Fannie Mae Mortgage Pool, (4)	6.000%	3/01/34	Aaa	104,191

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$82	Fannie Mae Mortgage Pool, (4)	6.000%	1/01/35	Aaa	$92,444
49	Fannie Mae Mortgage Pool, (4)	5.000%	7/01/35	Aaa	52,458
20	Fannie Mae Mortgage Pool, (4)	5.500%	3/01/36	Aaa	21,406
41	Fannie Mae Mortgage Pool, (4)	6.000%	6/01/36	Aaa	45,469
76	Fannie Mae Mortgage Pool, (4)	5.500%	4/01/37	Aaa	83,462
74	Fannie Mae Mortgage Pool, (4)	5.500%	6/01/38	Aaa	81,493
1,506	Fannie Mae Mortgage Pool, (4)	3.500%	2/01/44	Aaa	1,517,596
2,108	Fannie Mae Mortgage Pool, (4)	3.500%	5/01/46	Aaa	2,115,479
2,566	Fannie Mae Mortgage Pool, (4)	3.000%	2/01/47	Aaa	2,502,711
102	Fannie Mae REMIC Pass-Through Certificates	7.500%	2/25/42	Aaa	111,411
505	Fannie Mae REMIC Pass-Through Certificates	3.679%	12/25/42	AAA	202,784
2,975	Fannie Mae TBA, (MDR), (WI/DD)	4.500%	TBA	Aaa	3,113,998
4,605	Fannie Mae TBA, (MDR), (WI/DD)	4.000%	TBA	Aaa	4,723,499
2,000	Fannie Mae TBA, (MDR), (WI/DD)	3.500%	TBA	Aaa	2,002,837
2,500	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	2,436,165
3,142	Federal Home Loan Mortgage Corporation, Mortgage Pool, (4)	3.000%	4/01/43	Aaa	3,086,248
400	Finance of America Structured Security Trust, Series 2017-HB1, 144A	3.624%	11/25/27	Baa2	399,608
799	Focus Brands Funding LLC, Asset Backed Security, 144A	5.093%	4/30/47	BBB	824,186
496	Focus Brands Funding LLC, Asset Backed Security, 144A	3.857%	4/30/47	BBB	498,672
1,918	Freddie Mac Gold Mortgage Pool, (4)	3.000%	1/01/29	Aaa	1,915,731
2,785	Freddie Mac Gold Mortgage Pool, (4)	3.000%	6/01/46	Aaa	2,717,817
26	Freddie Mac Mortgage Pool, Various, (4)	6.500%	11/01/28	Aaa	28,895
1,315	Freddie Mac Mortgage Pool, (4)	3.500%	1/01/44	Aaa	1,324,325
1,274	Freddie Mac Mortgage Pool, (4)	3.500%	2/01/44	Aaa	1,282,896
83	Freddie Mac Mortgage Trust 2013-KF02, 144A, (1-Month LIBOR reference rate + 0.300% spread), (3)	4.670%	12/25/45	Baa1	82,697
750	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.364%	5/25/45	AA	751,323
750	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series 2012-K709, 144A	3.742%	4/25/45	A	754,243
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2015-K714, 144A	3.849%	1/25/47	Baa1	247,754
500	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2017-K724, 144A	3.487%	11/25/23	BBB–	474,541
500	GMAT Trust Mortgage Pool 2013-1A, 144A	5.000%	11/25/43	N/R	421,450
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2013-GC16, 144A	5.328%	11/10/46	Baa3	485,049
102	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2001-2, 144A	7.500%	6/19/32	CC	99,978
555	Goldman Sachs Mortgage Securities Corporation, GSMPS Mortgage Pass Through Certificates, Series 2003-3, 144A	7.000%	6/25/43	BBB	615,914
58	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-10 1A1	3.372%	10/25/33	A	58,658
484	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP1, 144A	8.500%	1/25/35	B2	545,260
690	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2, 144A	7.500%	3/25/35	B1	742,832
473	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	8.000%	9/25/35	B3	518,812
769	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2, 144A	7.500%	9/25/35	B3	821,639
500	Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	404,612
221	Government National Mortgage Association Pool, (4)	5.500%	8/15/33	Aaa	245,887
113	Government National Mortgage Association Pool, (4)	6.000%	7/15/34	Aaa	125,706
315	GP Portfolio Trust 2014-GPP A, 144A, (1-Month LIBOR reference rate + 0.300% spread), (3)	4.777%	2/15/27	BBB	315,480
263	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	253,827
21	IndyMac MBS Inc., Residential Asset Securitization Trust, Mortgage Pass Through Certificates, Series 2004-A2	4.000%	5/25/34	AA+	20,908
498	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	496,943
746	Jimmy Johns Funding LLC, 144A	4.846%	7/30/47	BBB	763,511
316	JPMorgan Alternative Loan Trust 2006-S1, Mortgage Pass-Through Certificates	6.500%	3/25/36	D	281,367

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$750	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C4 C, 144A	5.541%	7/15/46	A	$785,370
500	JPMorgan Chase Commercial Mortgage Securities Corporation, Series 2016-JP4, 144A	3.459%	12/15/49	BBB–	405,217
500	JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON, 144A	3.756%	1/05/31	BBB–	493,238
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	394,840
42	Lehman ABS Manufactured Housing Contract Asset Backed Certificates, Series 2001B	4.350%	4/15/40	AA	42,554
391	Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	402,046
41	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AAA	41,484
1,134	Mid-State Capital Corporation Trust Notes, Series 2004-1 A	6.005%	8/15/37	AA+	1,222,379
928	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,000,392
77	Mid-State Trust 2004-A	8.900%	8/15/37	BBB	87,741
614	Mid-State Trust 2010-1, 144A	7.000%	12/15/45	A	659,097
717	Mid-State Trust 2010-1, 144A	5.250%	12/15/45	AA	749,835
281	Mid-State Trust XI	5.598%	7/15/38	BBB	296,845
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.755%	6/15/47	BBB–	443,021
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.241%	4/15/48	BBB–	422,786
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/15/48	BBB–	412,928
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.594%	1/15/49	A3	507,458
95	Morgan Stanley Mortgage Loan Trust, Pass Through Certificates, 2006-2	5.750%	2/25/36	Caa2	95,069
332	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	338,264
344	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, 2004-5 6A1	7.000%	6/25/34	A+	359,369
327	Mortgage Asset Securitization Transactions Inc., Mortgage Pass Through Certificates, Series 2003-11	5.250%	12/25/33	A	330,541
400	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	397,850
500	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	491,664
525	New Residential Mortgage Loan Trust, Mortgage Pass Through Certificates, Series 2014-1A, 144A	6.023%	1/25/54	BB	543,373
471	NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, 144A	4.374%	1/25/23	N/R	468,619
481	NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, 144A	4.593%	2/25/23	N/R	480,002
40	Oakwood Mortgage Investors Inc., Series 1999-A	6.090%	4/15/29	Aaa	40,379
500	OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	505,956
500	OMART Receivables Trust, Series 2017-T1, 144A	3.536%	9/15/48	BBB	500,696
500	PNMAC GMSR ISSUER TRUST 2018-GT1, 144A, (1-Month LIBOR reference rate + 0.285% spread), (3)	4.498%	2/25/23	N/R	501,888
500	Pretium Mortgage Credit Partners I, Series 2017-NPL1, 144A	5.500%	4/29/32	N/R	484,460
500	Progress Residential Trust, Series 2017- SFR2, 144A	3.595%	12/17/34	Baa2	493,307
500	Prosper Marketplace Issuance Trust, Series 2017-3A, 144A	3.360%	11/15/23	BBB–	496,232
252	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2005-4 A6	5.749%	2/25/36	Caa1	253,269
561	Residential Asset Securities Corporation , Home Equity Mortgage Asset Backed Pass Through Certificates, Series 2004-KS1	5.721%	2/25/34	A+	571,324
60	Residential Funding Mortgage Securities II, Inc., Home Loan Backed Notes Trust 2003-HI4	6.030%	2/25/29	A+	60,071
196	Salomon Brothers Commercial Mortgage Trust Pass-Through VII Certificates, Series 2003-1 A2, 144A	6.000%	9/25/33	BB	197,230
457	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2017-CH2, 144A	4.000%	12/25/47	Aaa	462,659
500	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	497,395
571	Sonic Capital LLC, 144A	3.750%	7/20/43	BBB	581,346
333	Structured Receivables Finance 2010-A LLC, 144A	5.218%	1/16/46	AAA	341,280
1,136	Taco Bell Funding LLC, Series 2016-1A, 144A	3.832%	5/25/46	BBB	1,141,951
617	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	643,134
500	Vericrest Opportunity Loan Transferee, Series 2015-NP14, 144A	4.875%	11/27/45	N/R	500,006
500	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	5.875%	2/25/47	N/R	500,085
500	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	500,144
500	Verus Securitization Trust, Series 2017-1A, 144A	5.273%	1/25/47	BBB	500,141
33	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS1	5.250%	2/25/18	N/R	33,254
463	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS4	5.500%	2/25/33	BB	465,682
140	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S6	4.500%	7/25/18	BBB	139,617

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$62	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-S8	5.000%	9/25/18	AA	$62,107
30	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.260%	8/25/38	AA	31,348
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.497%	9/15/58	BBB–	452,405
500	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass Through Certificates, Series 2015-C26, 144A	3.586%	2/15/48	BBB–	388,503
750	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3, 144A	5.335%	3/15/44	A1	774,567
853	Wendy’s Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	865,222
252	WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2, 144A	5.392%	2/15/44	Aa2	259,407
$82,589	Total Asset-Backed and Mortgage-Backed Securities (cost $80,439,834)				80,615,922

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 30.2% (21.5% of Total Investments)

	Aerospace & Defense – 1.2%

$120	Alcoa Inc.	5.400%	4/15/21	BBB–	$123,750
300	Bombardier Inc., 144A	8.750%	12/01/21	B	328,875
300	Triumph Group Inc.	4.875%	4/01/21	B–	293,250
150	Triumph Group Inc.	5.250%	6/01/22	B–	145,500
870	Total Aerospace & Defense				891,375

	Auto Components – 0.3%

250	American Axle & Manufacturing, Inc.	6.250%	4/01/25	BB–	249,375

	Automobiles – 0.1%

100	Ford Motor Company	7.450%	7/16/31	BBB	120,964

	Banks – 0.5%

100	CIT Group Inc.	5.250%	3/07/25	BB+	102,382
250	CIT Group Inc., Series A	5.800%	12/31/99	B+	250,000
350	Total Banks				352,382

	Building Products – 0.2%

200	American Woodmark Corp, 144A	4.875%	3/15/26	BB	195,250

	Capital Markets – 0.8%

250	Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	264,688
300	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	324,531
550	Total Capital Markets				589,219

	Chemicals – 2.7%

200	CF Industries Inc.	3.450%	6/01/23	BB+	192,000
250	Chemours Co	5.375%	5/15/27	BB–	250,625
100	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	106,470
200	FXI Holdings, Inc., 144A	7.875%	11/01/24	B	195,875
100	Hexion Inc.	6.625%	4/15/20	CCC+	93,250
200	Huntsman International LLC	4.875%	11/15/20	BB+	203,750
200	Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	204,000
375	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	359,887
200	Platform Specialty Products Corporation, 144A	6.500%	2/01/22	B+	203,250
250	Tronox Inc., (WI/DD)	6.500%	4/15/26	B–	250,000
2,075	Total Chemicals				2,059,107

	Commercial Services & Supplies – 1.8%

150	APX Group, Inc.	8.750%	12/01/20	CCC	150,750
200	Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	185,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$250	GFL Environmental Inc., 144A	5.375%	3/01/23	B–	$245,625
240	International Lease Finance Corporation	6.250%	5/15/19	BBB–	248,221
250	R.R. Donnelley & Sons Company	7.875%	3/15/21	B	259,362
250	Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	246,875
1,340	Total Commercial Services & Supplies				1,335,833

	Containers & Packaging – 0.3%

200	Coveris Holdings SA, 144A	7.875%	11/01/19	CCC+	200,500

	Diversified Consumer Services – 0.3%

203	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	220,001

	Diversified Financial Services – 0.6%

225	Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	BB–	222,052
220	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	213,400
445	Total Diversified Financial Services				435,452

	Diversified Telecommunication Services – 2.5%

250	CenturyLink Inc.	6.750%	12/01/23	BB	243,125
99	Frontier Communications Corporation	8.500%	4/15/20	B	99,619
350	GCI Inc.	6.875%	4/15/25	B+	366,625
200	Level 3 Financing Inc.	5.250%	3/15/26	BB	188,500
500	Qwest Corporation	6.750%	12/01/21	BBB–	535,935
200	Telenet Finance Luxembourg Notes Sarl	5.500%	3/01/28	BB	191,155
300	Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	292,875
1,899	Total Diversified Telecommunication Services				1,917,834

	Electric Utilities – 0.7%

200	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	206,036
300	Intergen NV, 144A	7.000%	6/30/23	B1	300,000
500	Total Electric Utilities				506,036

	Energy Equipment & Services – 1.3%

250	Ensco PLC.	7.750%	2/01/26	BB–	229,375
200	SESI, LLC	7.125%	12/15/21	BB–	203,750
500	Transocean Inc., 144A	9.000%	7/15/23	B+	531,875
950	Total Energy Equipment & Services				965,000

	Equity Real Estate Investment Trusts – 0.7%

300	CommomWealth REIT	5.875%	9/15/20	Baa2	311,984
250	Geo Group Inc.	6.000%	4/15/26	B+	245,000
550	Total Equity Real Estate Investment Trusts				556,984

	Food Products – 0.5%

200	Fage International SA/ FAGE USA Dairy Industry, Inc., 144A	5.625%	8/15/26	BB–	186,000
200	Post Holdings Inc., 144A	5.625%	1/15/28	B	191,000
400	Total Food Products				377,000

	Gas Utilities – 0.9%

250	AmeriGas Partners LP/AmeriGas Finance Corporation	5.500%	5/20/25	BB	241,250
300	Ferrellgas LP	6.750%	1/15/22	B–	284,250
150	Suburban Propane Partners LP	5.750%	3/01/25	BB–	144,000
700	Total Gas Utilities				669,500

	Health Care Providers & Services – 0.7%

175	Community Health Systems, Inc.	6.875%	2/01/22	Caa2	101,281
175	HCA Inc.	5.250%	6/15/26	BBB–	177,275
275	Kindred Healthcare Inc.	6.375%	4/15/22	B–	275,688
625	Total Health Care Providers & Services				554,244

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Technology – 0.3%

$250	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	$252,813

	Hotels, Restaurants & Leisure – 0.6%

250	Carlson Travel, Inc.	6.750%	12/16/23	B	249,375
250	Viking Cruises Limited, 144A	5.875%	9/15/27	B	236,875
500	Total Hotels, Restaurants & Leisure				486,250

	Household Durables – 1.0%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	253,125
250	M-I Homes Inc.	5.625%	8/01/25	BB–	243,363
250	William Lyon Homes Incorporated	5.875%	1/31/25	B+	242,813
750	Total Household Durables				739,301

	Independent Power & Renewable Electricity Producers – 0.2%

200	Talen Energy Supply LLC	6.500%	6/01/25	B+	141,000

	Insurance – 0.1%

130	Genworth Holdings Inc.	4.800%	2/15/24	B	105,950

	Internet Software & Services – 0.3%

200	Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A	8.625%	11/15/24	BB–	197,500

	IT Services – 0.3%

250	Booz Allen Hamilton Inc., 144A	5.125%	5/01/25	B+	243,750

	Machinery – 0.2%

150	Navistar International Corporation, 144A	6.625%	11/01/25	B–	150,000

	Media – 2.7%

250	CBS Radio, Inc., 144A	7.250%	11/01/24	B–	254,687
300	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	4.908%	7/23/25	BBB–	306,413
200	National CineMedia LLC	6.000%	4/15/22	Ba3	202,000
350	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	388,500
200	Quebecor Media Inc.	5.750%	1/15/23	B+	205,000
500	SFR Group SA, 144A	7.375%	5/01/26	B1	476,250
200	VTR Finance BV, 144A	6.875%	1/15/24	BB–	208,302
2,000	Total Media				2,041,152

	Metals & Mining – 2.2%

250	Alcoa Nederland Holding BV, 144A	6.750%	9/30/24	BB+	267,500
175	Allegheny Technologies Inc.	5.950%	1/15/21	B	178,500
300	Eldorado Gold Corporation, 144A	6.125%	12/15/20	B	285,000
150	Freeport McMoRan, Inc.	3.875%	3/15/23	BB+	144,960
250	IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	255,625
150	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	154,500
150	Taseko Mines Limited, 144A	8.750%	6/15/22	B	156,375
200	Warrior Met Coal LLC, 144A	8.000%	11/01/24	B	203,500
1,625	Total Metals & Mining				1,645,960

	Oil, Gas & Consumable Fuels – 1.8%

200	Genesis Energy LP	5.625%	6/15/24	BB–	188,500
250	NGL Energy Partners LP/Fin Co	7.500%	11/01/23	B+	250,937
275	PBF Holding Company LLC.	7.250%	6/15/25	BB	285,656
200	Southwestern Energy Company	7.500%	4/01/26	BB	202,000
200	Ultra Resources, Inc., 144A	7.125%	4/15/25	BB	164,000
250	Whiting Petroleum Corporation, 144A	6.625%	1/15/26	BB–	251,875
1,375	Total Oil, Gas & Consumable Fuels				1,342,968

	Personal Products – 0.7%

500	Coty Inc., 144A, (WI/DD)	6.500%	4/15/26	BB	502,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 0.3%

$220	Teva Pharmaceutical Finance Netherlands III BV, 144A	6.750%	3/01/28	BB	$217,066

	Real Estate Management & Development – 1.0%

250	Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	241,343
250	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB	247,813
300	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	303,000
800	Total Real Estate Management & Development				792,156

	Road & Rail – 0.5%

200	Avis Budget Car Rental, 144A	6.375%	4/01/24	BB–	202,500
200	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	202,250
400	Total Road & Rail				404,750

	Specialty Retail – 0.3%

205	L Brands, Inc.	6.875%	11/01/35	BB+	198,850

	Technology Hardware, Storage & Peripherals – 0.2%

175	NCR Corporation	4.625%	2/15/21	BB	174,125

	Textiles, Apparel & Luxury Goods – 0.3%

225	Levi Strauss & Company	5.000%	5/01/25	BB+	226,406

	Tobacco – 0.3%

250	Vector Group Limited	6.125%	2/01/25	BB–	250,000

	Wireless Telecommunication Services – 0.8%

200	Digicel Limited, 144A	6.000%	4/15/21	B1	187,750
250	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	250,000
200	Sprint Capital Corporation	6.875%	11/15/28	B+	186,750
650	Total Wireless Telecommunication Services				624,500
$23,062	Total Corporate Bonds (cost $23,285,604)				22,933,053

Principal Amount (000)	Description (1), (6)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 0.7% (0.5% of Total Investments)

	Banks – 0.7%

$200	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (5)	Ba2	$193,900
100	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	108,375
200	Societe Generale, 144A	7.375%	N/A (5)	BB+	212,750
$500	Total Contingent Capital Securities (cost $504,569)				515,025

Shares	Description (1), (7)				Value

	INVESTMENT COMPANIES – 0.6% (0.4% of Total Investments)

32,000	Blackrock Credit Allocation Income Trust IV				$405,440
7,036	Pioneer Floating Rate Trust				81,969
	Total Investment Companies (cost $483,429)				487,409

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.3% (0.2% of Total Investments)

	Commercial Services & Supplies – 0.3%

$200	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	$215,750
$200	Total $1,000 Par (or similar) Institutional Preferred (cost $203,917)				215,750

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.3% (0.2% of Total Investments)

	Argentina – 0.2%

$100	Republic of Argentina	5.625%	1/26/22	B+	$101,450

	El Salvador – 0.1%

100	Republic of El Salvador, 144A	5.875%	1/30/25	B3	98,120
$200	Total Sovereign Debt (cost $199,485)				199,570
	Total Long-Term Investments (cost $105,116,838)				104,966,729

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.1% (1.5% of Total Investments)

	REPURCHASE AGREEMENTS – 2.1% (1.5% of Total Investments)

$1,572	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $1,571,733, collateralized by $1,645,000 U.S. Treasury Notes, 2.125%, due 9/30/24, value $1,605,689	0.740%	4/02/18		$1,571,604
$1,572	Total Short-Term Investments (cost $1,571,604)				1,571,604
	Total Investments (cost $106,688,442) – 140.4%				106,538,333
	Reverse Repurchase Agreements – (24.2)%				(18,368,000)
	Other Assets Less Liabilities – (16.2)% (8)				(12,260,807)
	Net Assets – 100%				$75,909,526

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	Short	(28)	6/18	$(3,196,885)	$(3,204,906)	$(8,021)	$(8,021)
U.S. Treasury 10-Year Note	Short	(64)	6/18	(7,700,139)	(7,753,000)	(52,861)	(15,000)
U.S. Treasury 10-Year Ultra Note	Short	(47)	6/18	(6,031,391)	(6,103,391)	(71,999)	(18,359)
U.S. Treasury Long Bond	Short	(9)	6/18	(1,292,746)	(1,319,625)	(26,879)	(6,750)
U.S. Treasury Ultra Bond	Long	31	6/18	4,848,278	4,974,531	126,254	126,253
Total				$(13,372,883)	$(13,406,391)	$(33,506)	$78,123
*	The aggregate value of long and short positions is $4,974,531 and $(18,380,922), respectively.

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$593,213	$593,213

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities	$—	$80,615,922	$—	$80,615,922
Corporate Bonds	—	22,933,053	—	22,933,053
Contingent Capital Securities	—	515,025	—	515,025
Investment Companies	487,409	—	—	487,409
$1,000 Par (or similar) Institutional Preferred	—	215,750	—	215,750
Sovereign Debt	—	199,570	—	199,570

Short-Term Investments:
Repurchase Agreements	—	1,571,604	—	1,571,604

Investments in Derivatives:
Futures Contracts*	(33,506)	—	—	(33,506)
Interest Rate Swaps*	—	593,213	—	593,213
Total	$453,903	$106,644,137	$—	$107,098,040
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$106,947,415
Gross unrealized:
Appreciation	1,404,248
Depreciation	(1,813,330)
Net unrealized appreciation (depreciation) of investments	$(409,082)

Tax cost of futures	$(33,506)
Net unrealized appreciation (depreciation) of futures	—

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	593,213

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

REIT	Real Estate Investment Trust

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018